Tax expense/(benefit) - Summary of tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	€ 3,405	€ 3,565		€ 2,294
Deferred tax expense/(benefit)	559	(840)		(342)
Tax (benefit)/expense relating to prior period	(171)	4		(41)
Total Tax expense/(benefit)	3,793	2,729	[1]	1,911	[1]
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments for deferred tax of prior periods	€ (173)	€ (161)		€ 297

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information